BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	36,610,580	32,170,000	32,170,000
Common stock, shares outstanding	36,610,580	32,170,000	32,170,000